UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1. Reports to Stockholders

US equity mutual fund

Delaware Mid Cap Value Fund

April 30, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Mid Cap Value Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2017 to April 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2017 to April 30, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2017 to April 30, 2018 (Unaudited)

Delaware Mid Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Annualized Expense Ratio	Expenses Paid During Period 11/1/17 to 4/30/18*
Actual Fund return†
Class A	$1,000.00	$1,024.10	1.25%	$6.27
Class C	1,000.00	1,020.00	2.00%	10.02
Class R	1,000.00	1,023.50	1.50%	7.53
Institutional Class	1,000.00	1,024.80	1.00%	5.02
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.60	1.25%	$6.26
Class C	1,000.00	1,014.88	2.00%	9.99
Class R	1,000.00	1,017.36	1.50%	7.50
Institutional Class	1,000.00	1,019.84	1.00%	5.01
*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10

equity holdings

Delaware Mid Cap Value Fund	As of April 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	97.40%
Basic Industry	9.54%
Business Services	1.76%
Capital Spending	8.76%
Consumer Cyclical	4.02%
Consumer Services	5.91%
Consumer Staples	1.54%
Energy	10.00%
Financial Services	23.21%
Healthcare	4.71%
Real Estate Investment Trusts	8.48%
Technology	10.29%
Transportation	2.67%
Utilities	6.51%
Short-Term Investments	2.42%
Total Value of Securities	99.82%
Receivables and Other Assets Net of Liabilities	0.18%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	3.12%
American Financial Group	3.06%
Raymond James Financial	2.76%
Comerica	2.46%
Andeavor	2.43%
Synopsys	2.16%
Reinsurance Group of America	2.08%
Marathon Oil	2.04%
Torchmark	1.98%
Berry Global Group	1.91%

Schedule of investments
Delaware Mid Cap Value Fund	April 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.40%
Basic Industry – 9.54%
Axalta Coating Systems †	4,650	$143,685
Berry Global Group †	4,751	261,305
Celanese Class A	2,250	244,507
Eastman Chemical	2,150	219,472
Graphic Packaging Holding	9,350	133,705
USG †	4,250	170,977
WR Grace & Co.	1,900	130,036

		1,303,687

Business Services – 1.76%
Brink’s	2,100	154,980
ManpowerGroup	900	86,148

		241,128

Capital Spending – 8.76%
AECOM †	4,200	144,648
Allison Transmission Holdings	2,100	81,879
Gates Industrial †	4,650	72,819
HD Supply Holdings †	3,700	143,227
ITT	4,450	217,561
KBR	8,300	138,527
Quanta Services †	4,100	133,250
Spirit AeroSystems Holdings Class A	2,000	160,740
United Rentals †	700	105,000

		1,197,651

Consumer Cyclical – 4.02%
BorgWarner	1,900	92,986
DR Horton	3,700	163,318
Johnson Controls International	1,368	46,334
Mohawk Industries †	400	83,952
Stanley Black & Decker	1,150	162,829

		549,419

Consumer Services – 5.91%
Cable One	150	95,268
CBS Class B	1,600	78,720
Cinemark Holdings	2,350	92,049
Darden Restaurants	950	88,217
Hasbro	900	79,281
Marriott International Class A	970	132,580
PVH	800	127,736
VF	1,400	113,218

		807,069

Consumer Staples – 1.54%
Tyson Foods Class A	1,400	98,140

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
US Foods Holding †	3,300	$112,794

		210,934

Energy – 10.00%
Andeavor	2,400	331,968
Hess	3,700	210,863
Marathon Oil	15,250	278,313
Newfield Exploration †	7,400	220,520
Patterson-UTI Energy	6,700	143,514
SM Energy	5,900	141,305
Whiting Petroleum †	975	39,799

		1,366,282

Financial Services – 23.21%
Affiliated Managers Group	850	140,131
American Financial Group	3,700	418,914
Bank of Hawaii	1,600	134,736
Comerica	3,550	335,759
East West Bancorp	6,400	426,368
Hancock Holding	4,100	200,285
KeyCorp	10,150	202,188
Raymond James Financial	4,200	376,950
Reinsurance Group of America	1,900	283,860
Synchrony Financial	6,250	207,313
Torchmark	3,125	271,063
WR Berkley	2,350	175,216

		3,172,783

Healthcare – 4.71%
Becton Dickinson and Co.	550	127,528
Cigna	650	111,683
Quest Diagnostics	1,050	106,260
Service Corp. International	3,600	131,436
Zimmer Biomet Holdings	1,450	166,997

		643,904

Real Estate Investment Trusts – 8.48%
Apartment Investment & Management	2,600	105,560
Brandywine Realty Trust	8,400	135,324
Equity Residential	2,150	132,676
Highwoods Properties	3,050	134,261
Host Hotels & Resorts	10,250	200,490
Kimco Realty	6,950	100,844
Life Storage	1,550	137,082

Schedule of investments

Delaware Mid Cap Value Fund

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
VEREIT	20,000	$136,000
Welltower	1,450	77,488

		1,159,725

Technology – 10.29%
Agilent Technologies	2,250	147,915
Avnet	3,350	131,421
Citrix Systems †	450	46,309
Fiserv †	1,500	106,290
Flex †	7,650	99,450
Keysight Technologies †	3,175	164,084
Qorvo †	1,300	87,620
Symantec	4,250	118,107
Synopsys †	3,450	295,009
Teradyne	4,300	139,965
Western Digital	900	70,911

		1,407,081

Transportation – 2.67%
CSX	1,950	115,811
JB Hunt Transport Services	1,150	135,045
Southwest Airlines	2,150	113,585

		364,441

Utilities – 6.51%
CMS Energy	3,650	172,243
Edison International	2,000	131,040
IDACORP	2,000	186,000
Public Service Enterprise Group	4,100	213,815
WEC Energy Group	2,900	186,412

		889,510

Total Common Stock (cost $9,808,217)		13,313,614

	Principal amount°
Short-Term Investments – 2.42%
Discount Notes – 0.94%≠
Federal Home Loan Bank
0.00% 5/1/18	55,635	55,635
1.576% 5/4/18	25,657	25,653
1.619% 5/2/18	47,126	47,124

		128,412

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements – 1.48%
Bank of America Merrill Lynch
1.64%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $27,818 (collateralized by US government obligations 1.143%–2.625% 4/30/19-5/15/25; market value $28,373)	27,817	$27,817
Bank of Montreal
1.57%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $83,455 (collateralized by US government obligations 0.00%–3.625% 5/24/18-1/15/26; market value $85,120)	83,451	83,451
BNP Paribas
1.66%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $91,450 (collateralized by US government obligations 0.00%–2.875% 9/27/18-11/15/45; market value $93,275)	91,446	91,446

		202,714

Total Short-Term Investments (cost $331,126)		331,126

Total Value of Securities – 99.82% (cost $10,139,343)		$13,644,740

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars.

†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Mid Cap Value Fund	April 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$13,644,740
Cash	2,549
Receivable for fund shares sold	88,813
Receivable from investment manager	11,874
Dividends and interest receivable	4,464

Total assets	13,752,440

Liabilities:
Payable for fund shares redeemed	1,000
Other accrued expenses	60,802
Audit and tax fees payable	17,474
Distribution fees payable to affiliates	3,168
Accounting and administration expenses payable to affiliates	371
Dividend disbursing and transfer agent fees and expenses payable to affiliates	217
Trustees’ fees and expenses payable to affiliates	35
Legal fees payable to affiliates	31
Reports and statements to shareholders expenses payable to affiliates	9

Total liabilities	83,107

Total Net Assets	$13,669,333

Net Assets Consist of:
Paid-in capital	$9,838,971
Distributions in excess of net investment income	(7,664)
Accumulated net realized gain	332,629
Net unrealized appreciation of investments	3,505,397

Total Net Assets	$13,669,333

Net Asset Value
Class A:
Net assets	$8,594,317
Shares of beneficial interest outstanding, unlimited authorization, no par	1,363,273
Net asset value per share	$6.30
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$6.68

Class C:
Net assets	$1,708,399
Shares of beneficial interest outstanding, unlimited authorization, no par	291,055
Net asset value per share	$5.87

Class R:
Net assets	$75,943
Shares of beneficial interest outstanding, unlimited authorization, no par	12,061
Net asset value per share	$6.30

Institutional Class:
Net assets	$3,290,674
Shares of beneficial interest outstanding, unlimited authorization, no par	521,687
Net asset value per share	$6.31

[1] Investments, at cost	$10,139,343

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Mid Cap Value Fund	Six months ended April 30, 2018 (Unaudited)

Investment Income:
Dividends	$99,953
Interest	1,481

101,434

Expenses:
Management fees	49,384
Distribution expenses – Class A	10,403
Distribution expenses – Class C	8,363
Distribution expenses – Class R	168
Registration fees	36,675
Legal fees	18,658
Audit and tax fees	17,533
Accounting and administration expenses	15,562
Reports and statements to shareholders expenses	15,461
Dividend disbursing and transfer agent fees and expenses	8,748
Custodian fees	1,245
Trustees’ fees and expenses	309
Other	6,484

188,993
Less expenses waived	(104,200)
Less expenses paid indirectly	(41)

Total operating expenses	84,752

Net Investment Income	16,682

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	433,341
Net change in unrealized appreciation (depreciation) of investments	(186,139)

Net Realized and Unrealized Gain	247,202

Net Increase in Net Assets Resulting from Operations	$263,884

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Mid Cap Value Fund

	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$16,682	$42,861
Net realized gain	433,341	121,630
Net change in unrealized appreciation (depreciation)	(186,139)	2,026,775

Net increase in net assets resulting from operations	263,884	2,191,266

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(30,093)	(34,559)
Class R	(120)	(178)
Institutional Class	(17,716)	(11,627)

Net realized gain:
Class A	(71,471)	(65,414)
Class C	(16,072)	(15,920)
Class R	(680)	(591)
Institutional Class	(25,893)	(15,030)

	(162,045)	(143,319)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,191,162	4,004,378
Class C	269,717	894,263
Class R	57,244	23,343
Institutional Class	526,756	1,963,545

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	100,480	98,770
Class C	16,002	15,889
Class R	799	769
Institutional Class	34,049	17,652

	2,196,209	7,018,609

	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(645,979)	$(2,316,556)
Class C	(210,566)	(790,549)
Class R	(12,539)	(57,877)
Institutional Class	(455,285)	(571,474)

	(1,324,369)	(3,736,456)

Increase in net assets derived from capital share transactions	871,840	3,282,153

Net Increase in Net Assets	973,679	5,330,100

Net Assets:
Beginning of period	12,695,654	7,365,554

End of period	$13,669,333	$12,695,654

Undistributed (Distributions in excess of) net investment income	$(7,664)	$23,583

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$6.23	$5.09	$5.22	$6.22	$11.79	$9.52

0.01	0.02	0.04	0.02	0.02	0.06
0.14	1.20	0.13	0.21	0.78	2.54

0.15	1.22	0.17	0.23	0.80	2.60

(0.02)	(0.03)	(0.01)	(0.02)	(0.12)	(0.05)
(0.06)	(0.05)	(0.29)	(1.21)	(6.25)	(0.28)

(0.08)	(0.08)	(0.30)	(1.23)	(6.37)	(0.33)

$6.30	$6.23	$5.09	$5.22	$6.22	$11.79

2.41%	24.17%	3.78%	4.27%	10.75%	28.12%

$8,594	$7,887	$4,795	$3,825	$3,685	$2,777
1.25%	1.25%	1.25%	1.40% [4]	1.25%	1.25%

2.83%	2.86%	4.10%	4.09%	4.34%	2.27%
0.29%	0.42%	0.71%	0.31%	0.28%	0.59%

(1.29% )	(1.19% )	(2.14% )	(2.38% )	(2.81% )	(0.43% )
12%	24%	49%	25%	28%	22%

Financial highlights

Delaware Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.
[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16		10/31/15		10/31/14	10/31/13
$5.81	$4.76	$4.93		$5.96		$11.52	$9.33

(0.01)	(0.02)	—	[3]	(0.02)		(0.03)	(0.02)
0.13	1.12	0.12		0.20		0.75	2.49

0.12	1.10	0.12		0.18		0.72	2.47

—	—	—		—		(0.03)	—
(0.06)	(0.05)	(0.29)		(1.21)		(6.25)	(0.28)

(0.06)	(0.05)	(0.29)		(1.21)		(6.28)	(0.28)

$5.87	$5.81	$4.76		$4.93		$5.96	$11.52

2.00%	23.30%	2.95%		3.53%		9.99%	27.10%

$1,708	$1,619	$1,206		$1,084		$775	$448
2.00%	2.00%	2.00%		2.15%	[5]	2.00%	2.00%

3.58%	3.61%	4.85%		4.84%		5.09%	2.97%
(0.46% )	(0.33% )	(0.04%	)	(0.44%	)	(0.47% )	(0.16% )

(2.04% )	(1.94% )	(2.89%	)	(3.13%	)	(3.56% )	(1.13% )
12%	24%	49%		25%		28%	22%

Financial highlights

Delaware Mid Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived[7]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	For the year ended Oct. 31, 2015, net investment income distributions of $7 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.001) per share.
[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.
[7]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15		10/31/14	10/31/13
$6.22	$5.08	$5.22	$6.21		$11.77	$9.51

— [3]	0.01	0.02	—	[3]	— [3]	0.04
0.15	1.20	0.13	0.22		0.78	2.53

0.15	1.21	0.15	0.22		0.78	2.57

(0.01)	(0.02)	—	—	[4]	(0.09)	(0.03)
(0.06)	(0.05)	(0.29)	(1.21)		(6.25)	(0.28)

(0.07)	(0.07)	(0.29)	(1.21)		(6.34)	(0.31)

$6.30	$6.22	$5.08	$5.22		$6.21	$11.77

2.35%	23.96%	3.39%	4.14%		10.41%	27.72%

$76	$31	$55	$34		$42	$31
1.50%	1.50%	1.50%	1.65%	[6]	1.50%	1.50%

3.08%	3.11%	4.35%	4.34%		4.59%	2.56%
0.04%	0.17%	0.46%	0.06%		0.03%	0.34%

(1.54% )	(1.44% )	(2.39% )	(2.63%	)	(3.06% )	(0.72% )
12%	24%	49%	25%		28%	22%

Financial highlights

Delaware Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$6.24	$5.10	$5.23	$6.23	$11.81	$9.54

0.02	0.04	0.05	0.03	0.04	0.09
0.15	1.19	0.13	0.21	0.77	2.54

0.17	1.23	0.18	0.24	0.81	2.63

(0.04)	(0.04)	(0.02)	(0.03)	(0.14)	(0.08)
(0.06)	(0.05)	(0.29)	(1.21)	(6.25)	(0.28)

(0.10)	(0.09)	(0.31)	(1.24)	(6.39)	(0.36)

$6.31	$6.24	$5.10	$5.23	$6.23	$11.81

2.48%	24.42%	4.05%	4.55%	11.00%	28.37%

$3,291	$3,159	$1,310	$1,059	$916	$3,727
1.00%	1.00%	1.00%	1.15% [4]	1.00%	1.00%

2.58%	2.61%	3.85%	3.84%	4.09%	1.97%
0.54%	0.67%	0.96%	0.56%	0.53%	0.84%

(1.04% )	(0.94% )	(1.89% )	(2.13% )	(2.56% )	(0.13% )
12%	24%	49%	25%	28%	22%

Notes to financial statements
Delaware Mid Cap Value Fund	April 30, 2018 (Unaudited)

Delaware Group® Equity Funds I (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Mid Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year.

Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2018 and for all open tax years (years ended Oct. 31, 2015–Oct. 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended April 30, 2018, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2018, and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the

Notes to financial statements

Delaware Mid Cap Value Fund

1. Significant Accounting Policies (continued)

“Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2018, the Fund earned $5 under this agreement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2018, the Fund earned $36 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 1.00% of the Fund’s average daily net assets from Nov. 1, 2017 through April 30, 2018.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended April 30, 2018, the Fund was charged $2,233 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2018, the Fund was charged $1,285 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2018, the Fund was charged $121 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2018, DDLP earned $3,132 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2018, DDLP received gross CDSC commissions of $1 and $83 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from Feb. 28, 2017 through Feb. 28, 2019.

3. Investments

For the six months ended April 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,989,825
Sales	1,589,252

At April 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year

Notes to financial statements

Delaware Mid Cap Value Fund

3. Investments (continued)

end. At April 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$10,139,343

Aggregate unrealized appreciation of investments	$3,713,005
Aggregate unrealized depreciation of investments	(207,608)

Net unrealized appreciation of investments	$3,505,397

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$13,313,614	$—	$13,313,614
Short-Term Investments	—	331,126	331,126

Total Value of Securities	$13,313,614	$331,126	$13,644,740

During the six months ended April 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended April 30, 2018, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/18	10/31/17
Shares sold:
Class A	184,571	708,972
Class C	45,273	169,465
Class R	8,944	4,068
Institutional Class	82,478	342,878

Shares issued upon reinvestment of dividends and distributions:
Class A	15,749	17,701
Class C	2,685	3,038
Class R	125	138
Institutional Class	5,337	3,169

	345,162	1,249,429

Shares redeemed:
Class A	(102,258)	(402,771)
Class C	(35,604)	(147,007)
Class R	(1,987)	(10,007)
Institutional Class	(71,899)	(97,093)

	(211,748)	(656,878)

Net increase	133,414	592,551

Notes to financial statements

Delaware Mid Cap Value Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the year ended Oct. 31, 2017, the Fund had the following exchange transactions. There were no exchange transactions for the six months ended April 30, 2018. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions

Institutional
	Class A	Class C	Class
	Shares	Shares	Shares	Value
Year ended 10/31/17	79,131	9,981	88,471	$510,418

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of April 30, 2018, or at any time during the six months then ended.

6. Offsetting

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of April 30, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Master Repurchase Agreements

		Fair Value of
	Repurchase	Non-Cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$ 27,817	$(27,817)	$—	$(27,817)	$—
Bank of Montreal	83,451	(83,451)	—	(83,451)	—
BNP Paribas	91,446	(91,446)	—	(91,446)	—

Total	$202,714	$(202,714)	$—	$(202,714)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of April 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

Notes to financial statements

Delaware Mid Cap Value Fund

7. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2018, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended April 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of April 30, 2018, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware Funds®	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie	J.P. Morgan Chase & Co.	Lucinda S. Landreth	Banco Itaú International
Philadelphia, PA	New York, NY		Miami, FL
Former Chief Investment
Thomas L. Bennett	Joseph W. Chow	Officer	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Funds	President	New York, NY	PNC Financial Services Group
by Macquarie	State Street Corporation		Pittsburgh, PA
Private Investor	Boston, MA
Rosemont, PA			Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS I

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2018